Other operating income and expenses	12 Months Ended
Dec. 31, 2019
Other operating income and expenses [Abstract]
Other operating income and expenses

39.   Other operating income and expenses

The breakdown of "Other operating income (expense)" is as follows:

Thousand of reais	2019	2018	2017

Other operating income	591,125	556,715	896,279
Other operating expense	(1,351,568)	(1,281,764)	(1,259,338)
Contributions to fund guarantee of credit - FGC	(347,276)	(330,801)	(308,954)
Total	(1,107,719)	(1,055,850)	(672,013)